Contract assets (Details 4) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Concession Assets [Member]
IfrsStatementLineItems [Line Items]
Construction income		1.65%	1.65%
Operating And Maintenance Margin [Member]
IfrsStatementLineItems [Line Items]
Operating and maintenance margin		1.65%	1.65%
Remuneration Rate [Member]
IfrsStatementLineItems [Line Items]
Remuneration rate	[1]	9.58%	9.56%
Contract correction index	[2]	IPCA (b)	IPCA (b)
R B S E Assets [Member]
IfrsStatementLineItems [Line Items]
Remuneration rate	[1]	9.45%	9.54%
R B S E Assets One [Member]
IfrsStatementLineItems [Line Items]
Contract correction index		IPCA	IPCA
Annual Rap [Member]
IfrsStatementLineItems [Line Items]
Annual RAP, according to Homologatory Resolution		R$ 523,713	R$ 456,499
R B S E Assets Two [Member]
IfrsStatementLineItems [Line Items]
Annual RAP, according to Homologatory Resolution		R$ 242,836	R$ 192,288

[1]	Average rate of contracts
[2]	Contract 075/2001 - LT 230 kV Bateias - Jaguariaíva, from Copel GET, and contract 002/2005 - LT 525 kV Ivaiporã - Londrina, from Uirapuru, are adjusted by the IGPM.